Average Annual Total Returns - FidelitySAIUSTreasuryBondIndexFund-PRO - FidelitySAIUSTreasuryBondIndexFund-PRO - Fidelity SAI U.S. Treasury Bond Index Fund	Apr. 29, 2023
Fidelity SAI U.S. Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.65%)
Past 5 years	(0.18%)
Since Inception	(0.05%)
Fidelity SAI U.S. Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.18%)
Past 5 years	(1.00%)
Since Inception	(0.83%)
Fidelity SAI U.S. Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.48%)
Past 5 years	(0.38%)
Since Inception	(0.29%)
LB009
Average Annual Return:
Past 1 year	(12.46%)
Past 5 years	(0.10%)
Since Inception	0.06%	[1]

[1]	A From March 1, 2016